Consolidated statement of changes in equity - EUR (€) € in Millions		Equity attributable to the owners	Share capital [1]	Additional paid-in capital. [2]	Treasury shares.	Accumulated losses	Currency reserve [3]	Pensions reserve	Revaluation surplus [4]	Other [5]	Non-controlling interests.	Total
Beginning balance at Mar. 31, 2019		€ 61,957	€ 4,796	€ 152,503	€ (7,875)	€ (116,986)	€ 29,284	€ (1,205)	€ 1,227	€ 213	€ 1,231	€ 63,188
Issue or reissue of shares		7	1	1	73	(68)						7
Share-based payments		125		125							11	136
Transactions with NCI in subsidiaries		(58)				(58)					(102)	(160)
Dividends		(2,317)				(2,317)					(348)	(2,665)
Comprehensive (expense)/income		1,696				(920)	(976)	526		3,066	423	2,119
(Loss)/profit		(920)				(920)					465	(455)
OCI - before tax		3,460					(951)	640		3,771	(46)	3,414
OCI - taxes		(800)					19	(114)		(705)	(4)	(804)
Transfer to the income statement		(44)					(44)				8	(36)
Ending balance at Mar. 31, 2020		61,410	4,797	152,629	(7,802)	(120,349)	28,308	(679)	1,227	3,279	1,215	62,625
Issue or reissue of shares	[6]	3		(1,943)	2,033	(87)						3
Share-based payments		126		126							10	136
Transactions with NCI in subsidiaries	[7]	1,149				1,149					748	1,897
Dividends		(2,412)				(2,412)					(384)	(2,796)
Comprehensive (expense)/income		(4,069)				112	117	(555)		(3,743)	423	(3,646)
(Loss)/profit		112				112					424	536
OCI - before tax		(5,192)					124	(686)		(4,630)		(5,192)
OCI - taxes		1,024					6	131		887	3	1,027
Transfer to the income statement		(13)					(13)				(4)	(17)
Purchase of treasury shares	[8]	(403)			(403)							(403)
Ending balance at Mar. 31, 2021		55,804	4,797	150,812	(6,172)	(121,587)	28,425	(1,234)	1,227	(464)	2,012	57,816
Issue or reissue of shares	[6]			(1,902)	2,000	(98)
Share-based payments		108		108							11	119
Transactions with NCI in subsidiaries	[7]	(38)				(38)					237	199
Dividends		(2,483)				(2,483)					(532)	(3,015)
Comprehensive (expense)/income		4,402				2,088	(32)	483		1,863	562	4,964
(Loss)/profit		2,088				2,088					536	2,624
OCI - before tax		2,944					(51)	627		2,368	26	2,970
OCI - taxes		(649)						(144)		(505)		(649)
Transfer to the income statement		19					19					19
Purchase of treasury shares	[8]	(3,106)			(3,106)							(3,106)
Ending balance at Mar. 31, 2022		€ 54,687	€ 4,797	€ 149,018	€ (7,278)	€ (122,118)	€ 28,393	€ (751)	€ 1,227	€ 1,399	€ 2,290	€ 56,977

[1]	See note 17 ‘Called up share capital’.
[2]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[3]	The currency reserve is used to record cumulative translation differences on the assets and liabilities of foreign operations. The cumulative translation differences are recycled to the income statement on disposal of the foreign operation.
[4]	The revaluation surplus derives from acquisitions of subsidiaries made before the Group’s adoption of IFRS 3 (Revised) on 1 April 2010 and comprises the amounts arising from recognising the Group’s pre-existing equity interest in the acquired subsidiary at fair value.
[5]	Principally includes the impact of the Group’s cash flow hedges with €3,704 million net gain deferred to other comprehensive income during the year (2021: €5,892 million net loss; 2020: €4,113 million net gain) and €1,422 million net gain (2021: €1,226 million net loss; 2020: €408 million net gain) recycled to the income statement. These hedges primarily relate to foreign exchange exposure on fixed borrowings, with any foreign exchange on nominal balances directly impacting income statement in each period but interest cash flows unwinding to the income statement over the life of the hedges (up to 2059). See note 22 ‘Capital and financial risk management’ for further details.
[6]	Movements include the re-issue of 1,427 million shares (€1,944 million) in March 2021 to satisfy the first tranche and the re-issue of 1,519 million shares (€1,903 million) in March 2022 to satisfy the second tranche of the Mandatory Convertible Bond issued in March 2019.
[7]	Principally relates to the IPO of Vantage Towers A.G. See note 27 ‘Acquisitions and disposals’ for details.
[8]	Represents the irrevocable and non-discretionary share buyback programmes announced on 19 March 2021, 19 May 2021, 23 July 2021, 17 November 2021 and 9 March 2022